Accounts receivable, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2017 USD ($)
Accounts Receivable, net
Accounts receivable	¥ 730,486	¥ 476,611
Allowance for doubtful accounts	(62,736)	(51,719)
Accounts receivable, net	667,750	424,892	$ 102,193
Movement of Allowance for Doubtful Accounts
Balance at beginning of year	51,719	38,214
Provisions	16,450	14,694
Reversals	(4,896)	(957)
Write-offs	(537)	(232)
Balance at end of year	¥ 62,736	¥ 51,719